Intangible Assets	12 Months Ended
Dec. 31, 2014
Intangible Assets [Abstract]
Intangible Assets

6.Intangible Assets

Amortization of definite-lived intangible assets for the years ended December 31, 2014, 2013, 2012, was $720,000,  $1.6 million and $1.5 million, respectively.  The following is a schedule by year of projected amortization expense for definite-lived intangible assets (in thousands):

2015	$505
2016	423
2017	262
2018	243
2019	153
Thereafter	142

The balance in identifiable intangible assets comprises the following (in thousands):

	Gross	Accumulated	Net Book
	Asset	Amortization	Value
December 31, 2014
Referral networks	$22,599	$(21,626)	$973
Covenants not to compete	9,575	(9,209)	366
Customer lists	1,219	(1,194)	25
Reaquired franchise rights	1,106	(743)	363
Subtotal - definite-lived intangibles	34,499	(32,772)	1,727
VITAS trade name	51,300	-	51,300
Rapid Rooter trade name	150	-	150
Operating licenses	2,850	-	2,850
Total	$88,799	$(32,772)	$56,027

December 31, 2013
Referral networks	$22,599	$(21,219)	$1,380
Covenants not to compete	9,570	(9,096)	474
Customer lists	1,222	(1,170)	52
Reaquired franchise rights	1,065	(570)	495
Subtotal - definite-lived intangibles	34,456	(32,055)	2,401
VITAS trade name	51,300	-	51,300
Rapid Rooter trade name	150	-	150
Operating licenses	2,705	-	2,705
Total	$88,611	$(32,055)	$56,556